Summary of accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Disclosure of detailed information about Revenue from products and services [Text Block]
The following table describes the main products and services, other than services for financial intermediation, from which the Bank generates its revenue:

Type of services	Nature and timing of satisfaction of performance obligations, including significant payment terms	Revenue recognition under IFRS 15 (applicable from 1 January 2018)

Letters of credit

Opening	Guarantee to honor the estipulated amount agreed to in the terms and conditions entered into with the customer, upon presentation of required documentation.	Revenues from services are recognized over time as services are provided.

Negotiation	Review of the shipping documents, of the beneficiary, agreeing to pay at sight or on the day on which the reimbursement is being made by the designated bank.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Acceptance	Commitment issued to the beneficiary to pay to a supplier in a future date, once all the shipping documents have been reviewed as to compliance with the terms and conditions of the letter of credit.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Confirmation	Commitment issued to the issuer bank and the beneficiary to honor or negotiate shipping documents.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Amendment	A request to amend the original letter of credit on behalf of the beneficiary modifying the original terms and conditions	Revenue from services is recognised over time as the services are provided.

Syndications

Structuring
Advise to the borrower by structuring the terms and conditions of a credit facility, and coordinating among the lenders’ and the borrowers’ legal counsel all legal aspects relating to the credit facility, among others.
Revenue related to transactions is recognised at the point in time when the transaction takes place.

Other services

Other	Assignment of rights, transferability, reimbursements, payments, discrepancies, courier and swift fees, etc.	Revenue related to transactions is recognised at the point in time when the transaction takes place.

Disclosure of detailed information about useful lives or depreciation rates, property, plant and equipment [text block]
Depreciation is calculated using the straight–line method to write down the cost of assets and equipment to their residual values over their estimated useful lives. The estimated useful lives are as follows:

Useful life in Years
Furniture and equipment	3 to 5 years
Hardware	3 years
Other equipment	2 to 4 years
Leasehold improvements	3 to 15 years or up to the lease term

Disclosure of Detailed Information about Internal Credit Rate Grades [Text Block]
The table below provides a mapping of the Bank’s internal credit risk grades to external ratings.

Internal Rating	External Rating (1)	Description
1 - 4	Aaa – Ba1	Exposure in customers or countries with payment ability to satisfy their financial commitments

5 - 6	Ba2 – B3	Exposure in customers or countries with payment ability to satisfy their financial commitments, but with more frequent reviews.

7	Caa1 - Caa3
Exposure in customers whose primary source of payment (operating cash flow) is inadequate, and who show evidence of deterioration in their working capital that does not allow them to satisfy payments on the agreed terms, or in countries where the operation carries certain risks.

8	Ca
Exposure in customers whose operating cash flow continuously shows insufficiency to service the debt on the originally agreed terms, or in countries where the operation is limited or restricted to certain terms, structure and types of credits.

9-10	C
Exposure in customers with operating cash flow that does not cover their costs, are in suspension of payments, presumably will also have difficulties fulfilling possible restructuring agreements, are in a state of insolvency, or have filed for bankruptcy, among others.

(1)	Credit rating by Moody’s Investors Service.